UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology – 20.0%
3SBio, Inc. - ADR (a)	20,031	$266,412
Acadia Pharmaceuticals, Inc. (a)(b)	129,200	779,076
Acorda Therapeutics, Inc. (a)(b)	68,800	1,986,944
Alexion Pharmaceuticals, Inc. (a)(b)	26,560	2,496,374
Alnylam Pharmaceuticals, Inc. (a)(b)	60,436	1,458,321
Amgen, Inc. (b)	51,500	4,401,190
BioMarin Pharmaceutical, Inc. (a)(b)	26,700	1,465,563
Celgene Corp. (a)(b)	70,574	6,984,003
Celldex Therapeutics, Inc. (a)(b)	84,200	628,132
ChemoCentryx, Inc. (a)	16,353	190,022
CSL Ltd.	32,375	1,853,241
Cubist Pharmaceuticals, Inc. (a)(b)	18,100	779,024
Dyax Corp. (a)	55,084	175,167
Elan Corp. Plc - ADR (a)(b)	100,600	1,057,306
Exelixis, Inc. (a)(b)	70,200	327,132
Genmab A/S (a)	28,180	503,056
Gilead Sciences, Inc. (a)(b)	176,622	6,967,738
Infinity Pharmaceuticals, Inc. (a)(b)	48,800	1,681,160
InterMune, Inc. (a)(b)	64,100	631,385
Ironwood Pharmaceuticals, Inc. (a)(b)	50,300	644,846
Isis Pharmaceuticals, Inc. (a)	31,150	452,610
Medivation, Inc. (a)(b)	31,165	1,694,129
Momenta Pharmaceuticals, Inc. (a)(b)	38,800	489,268
Protalix BioTherapeutics, Inc. (a)(b)	106,500	544,215
Puma Biotechnology, Inc. (a)	24,381	564,176
Seattle Genetics, Inc. (a)(b)	107,500	3,165,875
Synageva BioPharma Corp. (a)(b)	25,503	1,179,769
Ultragenyx Pharmaceutical, Inc. (a)	138,700	384,116
Verastem, Inc. (a)	15,800	157,368
Vertex Pharmaceuticals, Inc. (a)(b)	40,405	1,809,336

		45,716,954

Diversified Consumer Services – 0.9%
Service Corp. International	90,800	1,355,644
Stewart Enterprises, Inc., Class A	88,400	729,300

		2,084,944

Food & Staples Retailing – 1.7%
Brazil Pharma SA	159,500	1,177,417
CVS Caremark Corp. (b)	52,300	2,677,760

		3,855,177

Health Care Equipment & Supplies – 15.0%
Baxter International, Inc. (b)	38,900	2,638,976
Becton Dickinson & Co.	36,200	3,042,248
Boston Scientific Corp. (a)(b)	180,200	1,346,094
CareFusion Corp. (a)(b)	56,200	1,744,448
Coloplast A/S, Class B	23,500	1,240,286
The Cooper Cos., Inc. (b)	34,400	3,486,440
Covidien Plc	54,300	3,385,062
DENTSPLY International, Inc. (b)	62,300	2,601,648
Given Imaging Ltd. (a)(b)	26,229	431,467
Hill-Rom Holdings, Inc.	44,100	1,463,238

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
Medtronic, Inc.	97,200	$4,529,520
Sirona Dental Systems, Inc. (a)	44,800	2,977,856
Stryker Corp.	46,200	2,894,430
Teleflex, Inc.	16,300	1,222,500
Thoratec Corp. (a)(b)	37,300	1,362,569

		34,366,782

Health Care Providers & Services – 17.1%
Aetna, Inc. (b)	53,911	2,600,128
AmerisourceBergen Corp. (b)	45,400	2,059,798
Brookdale Senior Living, Inc. (a)(b)	69,700	1,882,597
Capital Senior Living Corp. (a)	35,164	746,532
Cardinal Health, Inc.	70,400	3,084,224
Catamaran Corp. (a)(b)	66,900	3,471,441
CIGNA Corp. (b)	44,200	2,578,628
Express Scripts Holding Co. (a)(b)	107,976	5,768,078
HCA Holdings, Inc. (b)	41,900	1,577,535
Humana, Inc. (b)	16,943	1,259,881
McKesson Corp. (b)	22,500	2,367,675
Team Health Holdings, Inc. (a)(b)	33,483	1,134,069
UnitedHealth Group, Inc.	89,834	4,959,735
Universal Health Services, Inc., Class B (b)	66,500	3,766,560
WellPoint, Inc. (b)	27,900	1,808,478

		39,065,359

Health Care Technology – 0.6%
Cerner Corp. (a)(b)	17,200	1,419,860

Industrial Conglomerates – 0.7%
Koninklijke Philips Electronics NV	50,433	1,570,778

Life Sciences Tools & Services – 6.2%
Agilent Technologies, Inc. (b)	7,700	344,806
ICON Plc - ADR (a)	62,900	1,843,599
Illumina, Inc. (a)(b)	30,900	1,564,467
Life Technologies Corp. (a)(b)	27,000	1,746,630
Mettler-Toledo International, Inc. (a)(b)	11,633	2,472,362
Thermo Fisher Scientific, Inc. (b)	47,200	3,405,008
Waters Corp. (a)(b)	29,415	2,693,532

		14,070,404

Pharmaceuticals – 36.3%
AbbVie, Inc. (b)	122,900	4,509,201
Actavis, Inc. (a)(b)	10,700	924,373
Allergan, Inc. (b)	47,700	5,008,977
Bayer AG	15,000	1,480,232
Bristol-Myers Squibb Co. (b)	119,400	4,315,116
Eli Lilly & Co.	130,200	6,990,438
Forest Laboratories, Inc. (a)(b)	32,700	1,187,010
Hospira, Inc. (a)(b)	40,700	1,388,684
Johnson & Johnson (b)	112,970	8,350,742
Merck & Co., Inc.	70,100	3,031,825
Mylan, Inc. (a)(b)	43,000	1,215,610
Novartis AG (b)	107,800	7,327,863

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	DKK	Danish Krone
	AUD	Australian Dollar	EUR	Euro
	BRL	Brazil Real	JPY	Japanese Yen
	CHF	Swiss Franc	USD	US Dollar

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Perrigo Co. (b)	4,500	$452,295
Pfizer, Inc. (b)	467,300	12,747,944
Roche Holding AG	41,000	9,062,604
Sanofi	87,500	8,529,986
Takeda Pharmaceutical Co. Ltd.	24,100	1,238,419
Teva Pharmaceutical Industries Ltd. - ADR (b)	43,700	1,660,163
Valeant Pharmaceuticals International, Inc. (a)(b)	32,400	2,148,768
Zoetis, Inc. (a)	52,300	1,359,800

		82,930,050

Total Long-Term Investments (Cost – $185,902,102) – 98.5%		225,080,308

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	4,268,367	4,268,367

Total Short-Term Securities (Cost – $4,268,367) – 1.9%		4,268,367

Total Investments Before Options Written (Cost – $190,170,469*) – 100.4%		229,348,675

Options Written	Value

(Premiums Received – $1,752,236) – (1.2)%	$(2,668,756)

Total Investments Net of Options Written – 99.2%	226,679,919
Other Assets Less Liabilities – 0.8%	1,771,171

Net Assets – 100.0%	$228,451,090

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$192,988,079

Gross unrealized appreciation	$39,551,496
Gross unrealized depreciation	(3,190,900)

Net unrealized appreciation	$36,360,596

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at January 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	4,024,895	243,472	4,268,367	$3,811	$44
BlackRock Liquidity Series, LLC Money Market Series	$4,185,923	$(4,185,923)	–	$538	–

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Baxter International, Inc.	Call	USD	66.50	2/04/13	195	$(26,156)

Exelixis, Inc.	Call	USD	4.75	2/05/13	235	(958)

Novartis AG	Call	CHF	58	2/15/13	325	(138,058)

Hospira, Inc.	Call	USD	30.50	2/16/13	140	(51,671)

Aetna, Inc.	Call	USD	46	2/18/13	175	(43,138)

Brookdale Senior Living, Inc.	Call	USD	27.50	2/18/13	240	(25,800)

CareFusion Corp.	Call	USD	31	2/18/13	185	(12,025)

Celgene Corp.	Call	USD	82.50	2/18/13	100	(166,000)

Celgene Corp.	Call	USD	100	2/18/13	130	(26,195)

Celldex Therapeutics, Inc.	Call	USD	7	2/18/13	215	(14,512)

Cerner Corp.	Call	USD	85	2/18/13	55	(11,412)

Elan Corp. Plc - ADR	Call	USD	12	2/18/13	200	(2,000)

Gilead Sciences, Inc.	Call	USD	38.75	2/18/13	450	(58,275)

Given Imaging Ltd.	Call	USD	20	2/18/13	79	(790)

HCA Holdings, Inc.	Call	USD	35	2/18/13	60	(18,300)

Humana, Inc.	Call	USD	72.50	2/18/13	45	(12,488)

Ironwood Pharmaceuticals, Inc.	Call	USD	15	2/18/13	165	(1,650)

Perrigo Co.	Call	USD	110	2/18/13	45	(1,350)

Waters Corp.	Call	USD	90	2/18/13	40	(9,000)

The Cooper Cos., Inc.	Call	USD	97.50	3/04/13	115	(57,873)

Thermo Fisher Scientific, Inc.	Call	USD	66.50	3/07/13	147	(85,319)

CVS Caremark Corp.	Call	USD	52.25	3/16/13	160	(13,124)

AbbVie, Inc.	Call	USD	37.50	3/18/13	380	(30,400)

Acadia Pharmaceuticals, Inc.	Call	USD	5.50	3/18/13	296	(25,160)

Acadia Pharmaceuticals, Inc.	Call	USD	6	3/18/13	125	(7,500)

Acorda Therapeutics, Inc.	Call	USD	30	3/18/13	230	(36,225)

Agilent Technologies, Inc.	Call	USD	45	3/18/13	75	(10,425)

Alexion Pharmaceuticals, Inc.	Call	USD	100	3/18/13	170	(39,525)

Allergan, Inc.	Call	USD	105	3/18/13	150	(44,250)

Alnylam Pharmaceuticals, Inc.	Call	USD	25	3/18/13	200	(19,500)

AmerisourceBergen Corp.	Call	USD	46	3/18/13	150	(7,875)

Amgen, Inc.	Call	USD	85	3/18/13	130	(32,435)

BioMarin Pharmaceutical, Inc.	Call	USD	55	3/18/13	85	(22,950)

Boston Scientific Corp.	Call	USD	7	3/18/13	277	(16,482)

Bristol-Myers Squibb Co.	Call	USD	35	3/18/13	210	(30,660)

Bristol-Myers Squibb Co.	Call	USD	36	3/18/13	100	(7,850)

Bristol-Myers Squibb Co.	Call	USD	37	3/18/13	85	(2,890)

Catamaran Corp.	Call	USD	52.50	3/18/13	220	(47,850)

Celldex Therapeutics, Inc.	Call	USD	8	3/18/13	65	(1,950)

CIGNA Corp.	Call	USD	57.50	3/18/13	120	(27,000)

Cubist Pharmaceuticals, Inc.	Call	USD	45	3/18/13	85	(4,888)

Express Scripts Holding Co.	Call	USD	57.50	3/18/13	380	(20,900)

Forest Laboratories, Inc.	Call	USD	37	3/18/13	110	(7,975)

Gilead Sciences, Inc.	Call	USD	40	3/18/13	338	(37,518)

HCA Holdings, Inc.	Call	USD	38.50	3/18/13	70	(8,925)

Illumina, Inc.	Call	USD	55	3/18/13	85	(7,225)

Infinity Pharmaceuticals, Inc.	Call	USD	35	3/18/13	160	(29,200)

Intermune, Inc.	Call	USD	11	3/18/13	210	(6,825)

Life Technologies Corp.	Call	USD	65	3/18/13	100	(34,500)

McKesson Corp.	Call	USD	105	3/18/13	75	(18,375)

Medivation, Inc.	Call	USD	57.50	3/18/13	125	(39,375)

Mettler-Toledo International, Inc.	Call	USD	210	3/18/13	30	(24,450)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

—	Exchange-Traded options written as of January 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Momenta Pharmaceuticals, Inc.	Call	USD	14	3/18/13	130	$(2,600)

Pfizer, Inc.	Call	USD	27	3/18/13	315	(22,365)

Seattle Genetics, Inc.	Call	USD	30	3/18/13	330	(44,550)

Team Health Holdings, Inc.	Call	USD	35	3/18/13	110	(14,025)

Teva Pharmaceutical Industries Ltd. - ADR	Call	USD	40	3/18/13	145	(3,842)

Thoratec Corp.	Call	USD	38	3/18/13	115	(12,362)

Valeant Pharmaceuticals International, Inc.	Call	USD	65	3/18/13	100	(41,500)

Vertex Pharmaceuticals, Inc.	Call	USD	50	3/18/13	130	(10,400)

Waters Corp.	Call	USD	95	3/18/13	57	(4,845)

WellPoint, Inc.	Call	USD	65	3/18/13	75	(12,375)

Protalix BioTherapeutics, Inc.	Call	USD	5.50	3/21/13	350	(3,928)

DENTSPLY International, Inc.	Call	USD	41.20	3/22/13	190	(26,777)

Elan Corp. Plc - ADR	Call	USD	10.50	3/22/13	130	(6,126)

Johnson & Johnson	Call	USD	73	3/25/13	40	(5,961)

Actavis, Inc.	Call	USD	90	4/01/13	36	(3,600)

Pfizer, Inc.	Call	USD	27.85	4/04/13	375	(12,503)

Mylan, Inc.	Call	USD	28	4/22/13	130	(15,990)

Synageva BioPharma Corp.	Call	USD	55	4/22/13	100	(9,250)

Universal Health Services, Inc., Class B	Call	USD	54.60	4/22/13	175	(63,875)

Humana, Inc.	Call	USD	75	5/20/13	11	(3,685)

Total						$(1,747,736)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Pfizer, Inc.	Morgan Stanley & Co., Inc.	Call	USD	24.35	2/04/13	33,800	$(99,034)

Hill-Rom Holdings, Inc.	UBS Securities LLC	Call	USD	28.39	2/05/13	13,000	(62,270)

Brazil Pharma SA	Citigroup Global Markets, Inc.	Call	BRL	13.60	2/07/13	30,000	(16,608)

Merck & Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	44.84	2/08/13	20,500	(589)

Pfizer, Inc.	Goldman Sachs & Co.	Call	USD	25.66	2/08/13	28,000	(45,360)

Bayer AG	Goldman Sachs & Co.	Call	EUR	73.58	2/12/13	5,000	(10,044)

Becton Dickinson & Co.	Goldman Sachs & Co.	Call	USD	79.84	2/13/13	2,500	(10,500)

Isis Pharmaceuticals, Inc.	Banc of America Securities	Call	USD	10	2/13/13	23,000	(104,256)

Covidien Plc	UBS Securities LLC	Call	USD	60.60	2/22/13	19,000	(38,480)

ICON Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	29.53	2/25/13	21,000	(14,080)

Sirona Dental Systems, Inc.	Goldman Sachs & Co.	Call	USD	68.14	2/25/13	16,000	(18,219)

Becton Dickinson & Co.	Goldman Sachs & Co.	Call	USD	82.23	2/28/13	7,000	(17,792)

Eli Lilly & Co.	Credit Suisse First Boston	Call	USD	53.34	2/28/13	16,500	(17,706)

CSL Ltd.	JPMorgan Chase Securities	Call	AUD	52.61	3/04/13	10,700	(33,285)

Takeda Pharmaceutical Co. Ltd.	Goldman Sachs & Co.	Call	JPY	4,494.50	3/04/13	7,500	(17,563)

Brazil Pharma SA	Deutsche Bank Securities Corp.	Call	BRL	14.79	3/08/13	22,700	(4,847)

Cardinal Health, Inc.	Goldman Sachs & Co.	Call	USD	42.79	3/08/13	23,000	(32,864)

Eli Lilly & Co.	UBS Securities LLC	Call	USD	54	3/11/13	50,000	(43,736)

Coloplast A/S, Class B	Morgan Stanley & Co., Inc.	Call	DKK	288.86	3/12/13	7,300	(10,198)

Koninklijke Philips Electronics NV	Goldman Sachs & Co.	Call	EUR	21.24	3/12/13	16,700	(38,771)

Roche Holding AG	Deutsche Bank Securities Corp.	Call	CHF	195.28	3/12/13	13,500	(103,788)

Sanofi	Goldman Sachs & Co.	Call	EUR	74.07	3/12/13	28,900	(27,070)

Boston Scientific Corp.	Credit Suisse First Boston	Call	USD	6.82	3/13/13	28,000	(20,146)

Stewart Enterprises, Inc., Class A	UBS Securities LLC	Call	USD	8.33	3/22/13	29,000	(12,347)

Medtronic, Inc.	Credit Suisse First Boston	Call	USD	46.26	3/25/13	28,500	(41,816)

Service Corp. International	Banc of America Securities	Call	USD	14.68	3/25/13	30,000	(16,572)

4	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Pfizer, Inc.	Credit Suisse First Boston	Call	USD	27.27	3/27/13	23,200	$(12,654)

Johnson & Johnson	Morgan Stanley & Co., Inc.	Call	USD	74.94	4/11/13	33,200	(26,361)

UnitedHealth Group, Inc.	Goldman Sachs & Co.	Call	USD	57.24	4/11/13	29,600	(24,064)

Total							$(921,020)

—	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$42,976,541	$2,356,297	$384,116	$45,716,954
Diversified Consumer Services	2,084,944	–	–	2,084,944
Food & Staples Retailing	3,855,177	–	–	3,855,177
Health Care Equipment & Supplies	34,366,782	–	–	34,366,782
Health Care Providers & Services	39,065,359	–	–	39,065,359
Health Care Technology	1,419,860	–	–	1,419,860
Industrial Conglomerates	–	1,570,778	–	1,570,778
Life Sciences Tools & Services	14,070,404	–	–	14,070,404
Pharmaceuticals	55,290,946	27,639,104	–	82,930,050
Short-Term Securities	4,268,367	–	–	4,268,367

Total	$197,398,380	$31,566,179	$384,116	$229,348,675

JANUARY 31, 2013	5

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,315,682)	$(1,353,074)	–	$(2,668,756)

Total	$(1,315,682)	$(1,353,074)	–	$(2,668,756)

[1] Derivative financial instruments are options written, which are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash.	$224,563	–	–	$224,563
Foreign currency at value.	2,170	–	–	2,170

Total	$226,733	–	–	$226,733

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

There were no transfers between levels during the period ended January 31, 2013.

6	JANUARY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Health Sciences Trust

Date: March 26, 2013